Stockholders' Equity (Deficit)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Stockholders' Equity Note [Abstract]
Stockholders' Equity (Deficit)

NOTE 7 - STOCKHOLDERS’ EQUITY (DEFICIT)

The Company is authorized to issue 681,000,000 common shares and 1,000,000 preferred shares, each at a par value of $0.01 per share.

Common Stock

During the three months ended December 31, 2020, there were no issuances of common stock.

During the three months ended December 31, 2019, the Company issued 620,000 shares of stock options to the employees with a fair value of $459,019, of which $12,751 was recorded as stock-based compensation expenses in research and development, marketing and general administration expense. Options will vest over a three-year period ratably. Of the 620,000 options, 500,000 options have a strike price of $0.78 and the remaining 120,000 have a strike price of $0.81. Total stock compensation expense was $51,574 for the quarter ended December 31, 2019.

Series A Preferred Stock

Each outstanding share of Series A preferred stock is convertible into the Company’s common stock at a rate of one preferred share to 1.5 common shares. Each share of preferred stock has 1.5 votes on all matters presented to be voted by the holders of common stock. The holders of preferred stock can only convert the shares upon approval of the Company’s Board of Directors. If declared by the Board of Directors, holders of preferred stock are entitled to receive dividends prior and in preference to any declaration or payment of any dividend on the common stock of the Company. In the event of liquidation or dissolution of the Company, holders of preferred stock shall be paid out of the assets of the Company prior and in preference to any payment or distribution to holders of common stock of the Company.

NOTE 9 - STOCKHOLDERS’ EQUITY (DEFICIT)

Common Stock

As of September 30, 2020, and 2019, the Company had 27,505,196 and 40,792,510 shares of common stock outstanding, respectively, and were authorized to issue 681,000,000 shares of common stock at a par value of $0.01.

Treasury Stock

Management determines the fair value of stock issuances using the closing stock price on the grant date.

During the year ended September 30, 2020, the Company came to a settlement with First Fire and purchased back 149,557 shares and recorded such shares as Treasury Stock. First Fire received $150,000 in exchange for the 149,557 shares.

During the year ended September 30, 2020, the Company reached a settlement and as result received surrendered shares of 13,137,757 share and recorded such shares as Treasury Stock.

Common Stock Issued for Cash

During the year ended September 30, 2019, the Company refunded $40,000 for an oversubscription of common stock made by an investor related to the private placement of shares in fiscal year 2018. The refund was made in lieu of an issuance of shares.

Common Stock and Stock Options Issued to Directors and Officers

During the year ended September 30, 2019, the Company issued 9,346 vested shares of common stock with a fair value of $11,216 to an employee, which was recorded as stock-based compensation expenses in research and development expense in the statement of operations.

During the year ended September 30, 2019, the Company issued 1,100,000 shares of stock options to the Board of Directors and officers with a fair value of $862,000, of which $42,942 was recorded as stock-based compensation expenses in research and development and general administration expense. Options will vest over a three-year period ratably. Of the 1,100,000, 1,000,000 options have a strike price of $0.85 and the remaining 100,000 have a strike price of $0.75.

During 2020, 620,000 stock options were granted to employees. Also, during 2020, 920,000  stock options were cancelled due to the termination of employment. As of September 30, 2020, 800,000 stock options are outstanding. None of the stock options are in the money and the unamortized amount of stock compensation as of September 30, 2020 is $383,453.

Year Ended September 30, 2019
Balance on September 30, 2018	—
New Awards	1,100,000
Options Cancelled	—
Balance at September 30, 2019	1,100,000

Year Ended September 30, 2020
Balance on September 30, 2019	1,100,000
New Awards	620,000
Options Cancelled	(920,000)
Balance at September 30, 2020	800,000

Common Stock Issued for Services

During the year ended September 30, 2019, the Company issued 20,000 shares of common stock with a fair value of $40,000 to Pycnocline, LLC for management consulting services, which was recorded in research and development expense.

Preferred Stock

As of September 30, 2020, and 2019, the Company had 1,000,000 and 1,000,000 shares of restricted preferred stock outstanding, respectively. Each share of preferred stock is convertible into the Company’s common stock at a rate of one (1) preferred share to 1.5 common shares. Each share of preferred stock has 1.5 votes on all matters presented to be voted by the holders of common stock. The holders of preferred stock can only convert the shares if agreed to by the Board of Directors. If declared by the Board of Directors, holders of preferred stock are entitled to receive dividends prior and in preference to any declaration or payment of any dividend on the common stock of the Company. In the event of liquidation or dissolution of the Company, holders of preferred stock shall be paid out of the assets of the Company prior and in preference to any payment or distribution to holders of common stock of the Company.

Warrants

During the year ended September 30, 2018, the Company issued warrants to purchase 75,000 shares of common stock. These warrants were issued with an exercise price of $2.00 and a term of five years. No warrants were issues during fiscal years 2020 and 2019.

Additionally, in connection with shares sold through a PPM, the Company issued warrants to purchase 144,000 shares of common stock. These warrants were issued with an exercise price of $4.50 and a term of two years.

Lastly, in connection with shares sold through an additional PPM, the Company issued warrants to purchase 18,837,900 shares of common stock. These warrants were issued with an exercise price of $1.20 and a term of five years. The company issued warrants to purchase an additional 5,398,970 shares of common stock to its underwriters. These warrants were issued with an exercise price of $1.00 and a term of ten years.

Warrant activity for the years ended September 30, 2020 and 2019 is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding at September 30, 2018	25,015,866	$1.27	5.83
Granted	—	—	—
Exercised	—	—	—
Canceled/Forfeited	(725,000)	4.50	—
Outstanding at September 30, 2019	24,290,866	1.14	4.84
Granted	—	—	—
Exercised	—	—	—
Canceled/Forfeited	(544,000)	2.11	—
Outstanding at September 30, 2020	23,746,866	$1.12	3.74